FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT	FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT
24.1 Financial risk management objectives and policies
Based on the Group's activities and as a result of holding financial instruments, the group is exposed to various financial risks. The main types of risks are market risk, credit risk and liquidity risk.
The Group’s financial assets and liabilities by category are summarized in Note 10.
The Group’s risk management is coordinated at its headquarters, in close cooperation with the Board of Directors, and focuses on actively securing the Group’s short to medium-term cash flows by minimizing the exposure to financial markets.
The Group does not actively engage in the trading of financial assets for speculative purposes nor does it write options. The most significant financial risks to which the Group is exposed are described below.
24.2 Market risk
The Group's financial instruments expose it to market risks, in particular, currency risk and interest rate risk, resulting from its operating, investing and financing activities:
Foreign currency
In 2022, the majority of the Group's transactions are in Canadian dollars in its Canadian entities and in US dollars in its US entities. Currency risk results from the Group's sales denominated in foreign currency which are primarily in US dollars and purchases which are in US dollars and Euro for the Canadian entities and purchases made in Canadian dollars or Euros for the US entities. In 2021, the majority of the Group's transactions were in Canadian dollars. Currency risk resulted from the Group's sales denominated in foreign currency which were primarily in US dollars and purchases which were in US dollars and Euros.
The Group is exposed to currency risk due to cash, trade and other receivables, trade and other payables and long-term debt and other debts denominated in foreign currencies.
Foreign currency denominated financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management, in US dollars:

	December 31, 2022		December 31, 2021
	Assets	Liabilities	Assets	Liabilities
	$	$	$	$
Cash	34,192,889	—	110,902,300	—
Trade receivables	—	—	10,338,493	—
Trade and other payables	—	6,094,084	—	6,813,836
Long-term debt and other debts	—	35,000,000	—	2,392,734
	34,192,889	41,094,084	121,240,793	9,206,570
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24.2 Market risk (continued)
Foreign currency (continued)
The impact on comprehensive loss and shareholders' equity of a 10% increase or decrease in foreign currencies on the Group’s financial instruments based on balances at December 31, 2022 would be approximately $(718,280) ($11,331,232 as at December 31, 2021).
Interest rate sensitivity
The Group is exposed to interest rate risk with respect to financial assets and liabilities bearing fixed and variable interest rates. Some long-term debts and other debts bear interest at a fixed rate and the Group is, therefore, exposed to the risk of changes in fair value resulting from interest rate fluctuations.
Some long-term debts and other debts bear interest at variable rates and the Group is, therefore, exposed to the cash flow risks resulting from interest rate fluctuations. The Group analyzes its cash flow exposure and interest fluctuations on an ongoing basis.
Based on balances as at December 31, 2022, sensitivity to a plus or minus 1% change in interest rates would affect the profit or loss and equity by $1,107,000 (approximately $131,000 as at December 31, 2021).
24.3 Credit risk analysis
Credit risk is the risk that a counterparty fails to discharge an obligation to the Group. The Group is exposed to this risk for various financial instruments, for example by granting receivables to customers. The Group’s maximum exposure to credit risk is limited to the carrying amount of financial assets recognized on the consolidated statement of financial position.
The Group continuously monitors defaults of customers and other counterparties, identified either individually or by group, and incorporates this information into its credit risk controls. Where available at reasonable cost, external credit ratings and/or reports on customers and other counterparties are obtained and used. The Group’s policy is to deal only with creditworthy counterparties.
The Group’s management considers that all the financial assets that are not impaired or past due for each of the reporting dates presented are of good credit quality. The Group had never experienced any significant credit losses. Consequently, credit risk is not considered material.
24.4 Liquidity risk analysis
In the normal course of business, the Group enters into contractual obligations that will require the Group to disburse cash over future periods. Liquidity risk is that the Group might be unable to meet its contractual obligations.
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24.4 Liquidity risk analysis (continued)
The Group’s liquidity and operating results may be adversely affected if the Group’s access to the equity market is hindered, whether as a result of a downturn in the economic conditions generally or related to matters specific to the Group. Over the years, the Group generated cash flows from its financing activities and from its sales. The Group mitigates liquidity risk through the implementation of its capital management policy by managing its capital expenditures, forecast, budget and operational cash flows, and by maintaining adequate lines of credit, if needed.
All commitments have been reflected in our consolidated statements of financial position except for purchase obligations, which are included in the table of contractual obligations below.
The following tables set forth the maturity of our contractual obligations (including interest payments where applicable) as at December 31, 2022 and as at December 31, 2021:

	December 31, 2022
	Carrying amount	Undiscounted contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Trade and other payables	62,383,813	62,383,813	62,383,813	—	—	—
Long-term debt and other debts	110,673,348	118,341,134	2,450,141	96,150,078	—	19,740,915
Purchase and other obligations	—	149,591,363	70,523,901	75,154,748	3,439,748	472,966
Lease obligations	63,520,215	89,985,860	8,320,131	15,454,284	16,693,337	49,518,108
Total contractual obligations	236,577,376	420,302,170	143,677,986	186,759,110	20,133,085	69,731,989
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24.4 Liquidity risk analysis (continued)

	December 31, 2021
	Carrying amount	Undiscounted contractual cash flows	Less than 1 year	Between 1 and 3 years	Between 4 and 5 years	More than 5 years
	$	$	$	$	$	$
Trade and other payables	33,343,630	33,343,630	33,343,630	—	—	—
Long-term debt and other debts	13,077,670	13,080,422	13,016,590	63,832	—	—
Purchase and other obligations	–	91,585,031	91,585,031	—	—	—
Lease obligations	62,209,317	87,389,875	7,953,283	16,046,201	12,345,355	51,045,036
Total contractual obligations	108,630,617	225,398,958	145,898,534	16,110,033	12,345,355	51,045,036
24.5 Capital management
The Group’s capital management objectives are to:
•Ensure the Group’s ability to continue as a going concern;
•Provide an adequate return to shareholders;
~~•~~Maintain an optimal capital structure which allows financing options to the Group to complete its projects.
The Group's capital comprises total shareholders' equity, cash/bank overdraft, credit facilities, long-term debt, convertible debt instruments and common shares retractable, as presented on the face of the consolidated statement of financial position.
As part of the management of its capital structure, the Group factors in the economic value of the stock option and restricted share units (Note 16).
The Group sets the amount of capital in proportion to its overall financing structure, i.e. equity and financial liabilities. The Group manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, repurchase shares or sell assets to reduce debt.
The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Group’s management team to sustain the future development of the business.
24 - FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT (CONTINUED)
24.5 Capital management (continued)
The amounts managed as capital by the Group for the reporting periods under review are summarized as follows:

	December 31, 2022	December 31, 2021
	$	$
Long-term debt and other debts	110,673,348	13,077,670
Less: Cash	88,266,985	241,702,030
Total net indebtedness	22,406,363	(228,624,360)

Shareholders' equity	437,116,773	368,681,834
Warrants issued as part of the business combination transaction and December 2022 Offering	21,071,294	75,354,490
Total net indebtedness	22,406,363	(228,624,360)
Total capitalization	480,594,430	215,411,964

Total net indebtedness to total capitalization ratio	5%	(106)%
As at December 31, 2022, the Company was in compliance with all of its obligations under the terms of its banking agreements (Note 12). Management reviews its capital management approach on an ongoing basis and believes that this approach is appropriate given the relative size of the Group. There were no changes in the Company’s approach to capital management during the years ended December 31, 2022 and 2021.